Nature of Operations and Summary of Significant Accounting Policies - Summary of Store activity (Details) - Store	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Franchised Stores [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Stores, beginning of year	117	109
Stores opened during the year	9	15
Stores transferred/sold to the Company	(2)	0
Stores closed during the year	(22)	(7)
Stores, end of year	102	117
Company-owned Stores [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Stores, beginning of year	13	11
Stores opened during the year	2	3
Stores transferred/sold to the Company	2	0
Stores closed during the year		(1)
Stores, end of year	17	13